Summary of Significant Accounting Policies - Schedule of Revenues by Product Categories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenues by Product Categories [Line Items]
Total revenue	$ 135,192,629	$ 144,629,055	$ 134,068,317
Revenue from sales of cured pork sausages [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenue from sales	53,856,546	56,415,055	48,589,050
Revenue from sales of cured pork meat [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenue from sales	14,521,670	16,558,601	21,972,199
Revenue from sales of other cured meat products [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenue from sales	11,601,643	13,042,373	12,714,581
Revenue from sales of snack products [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenue from sales	47,499,585	50,541,248	43,635,556
Revenue from sales of frozen meat products [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenue from sales	$ 7,713,185	$ 8,071,778	$ 7,156,931